Stock Purchase Option Plan	12 Months Ended
Dec. 31, 2011
Stock Purchase Option Plan

15. Stock Purchase Option Plan

A summary of option activity under the Option Plan as of December 31, 2011, and changes during the years then ended is as follows:

	Number of Stock Options	Weighted Average Exercise Price per Share		Weighted Average Remaining Contractual Life
Stock options outstanding as of January 1, 2009	31,095	(Won)	45,431

Options expired	13,526		45,431
Options forfeited	4,044		45,431

December 31, 2009	13,525	(Won)	45,431

Options expired	13,525		45,431

December 31, 2010	—	(Won)	—

During 2010, 13,525 out of 271,000 stock options granted to officers and employees on December 24, 2004 expired (the accumulated number of stock options which expired until 2009 was 59,742) and none of stock options were cancelled due to the retirement of the officers and employees (the accumulated number of stock options which were cancelled until 2009 were 197,733).

The total compensation expense relating to the grant of stock options is recognized over the five year vesting period using the ASC 718, Compensation-Stock Compensation, graded attribution model. The Company recognized (Won)148 million in stock compensation expense for the years ended December 31, 2009. Stock compensation expenses are included in selling, general and administrative expenses, research and development expenses, and cost of revenue in the consolidated statements of operations.

As there is no stock option outstanding as of December 31, 2011, no compensation cost has been recognized for the year ended December 31, 2011.